Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (61,354)	$ 10,039
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(792)	994
Derivative instruments	1,019	(423)
Other comprehensive income (loss)	227	571
Comprehensive income (loss)	(61,127)	10,610
Comprehensive loss (income) attributable to non-controlling interest	398	127
Comprehensive loss (income) attributable to redeemable non-controlling interest	14,598	0
Comprehensive income (loss) attributable to controlling interest	$ (46,131)	$ 10,737